UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:  11/30/2014

Date of reporting period: 05/31/2014

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders for the period ended May 31, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1)is filed herewith.

Semi-Annual Report 2014

Mid-Cap Fund
Small-Cap Fund
 May 31, 2014

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-2025.

Capital Management Funds

Mid-Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the period by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2014.

Fund Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period*
Actual (+4.33%)	$ 1,000.00	$ 1,043.29	$ 7.64
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54

Mid–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period*
Actual (+3.97%)	$ 1,000.00	$ 1,039.71	$ 11.44
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.71	$ 11.30

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period**
Actual (+0.34%)	$ 1,000.00	$ 1,003.39	$ 7.49
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.45	$ 7.54

Small–Cap Investor Class Shares Expense Example	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period**
Actual (+0.18%)	$ 1,000.00	$ 1,001.79	$ 9.18
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.76	$ 9.25

*
Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 2.25% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund’s annualized six-month expense ratios are 1.50% for Institutional Shares and 1.84% for Investor Shares. The values under “Expenses Paid During Period” are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund Expense Example (Unaudited)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 31, 2014 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.77%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.52%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.52%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.27%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.87%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.52%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.62%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.27%

* The Advisor has entered into a contractual agreement with each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. The contractual agreement cannot be terminated prior to April 1, 2015 without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses during the six month period ended May 31, 2014 were 1.64%, 2.39%, 1.70%, and 2.45% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares and Small-Cap Fund Investor Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the six month period ended May 31, 2014.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

	Shares	Value

Common Stock - 94.93%

Auto Parts & Equipment - 5.01%
Dana Holding Corp.	20,000	$442,800
* TRW Automotive Holdings Corp.	6,000	509,220
		952,020
Banks - 4.93%
First Republic Bank	10,000	508,600
Zions Bancorporation	15,000	428,850
		937,450
Beverages - 7.46%
* Constellation Brands , Inc. - Class A	10,000	841,300
Dr. Pepper Snapple Group, Inc.	10,000	577,000
		1,418,300
Chemicals - 2.62%
LyondellBasell Industries NV	5,000	497,850

Commercial Services - 6.80%
Cintas Corp.	10,000	621,200
* Quanta Services, Inc.	15,000	509,250
Western Union Co.	10,000	161,700
		1,292,150

Computers - 4.39%
Seagate Technology PLC	5,000	268,650
* Syntel, Inc.	7,000	566,300
		834,950
Electrical Components & Equipment - 3.05%
Energizer Holdings, Inc.	5,000	580,000

Food - 1.90%
McCormick & Co., Inc.	5,000	361,550

Hand & Machine Tools - 8.00%
Lincoln Electric Holdings, Inc.	8,000	525,520
Snap-On, Inc.	5,500	644,985
Stanley Black & Decker, Inc.	4,000	349,600
		1,520,105
Healthcare - Products - 6.27%
DENTSPLY International, Inc.	10,000	472,900
* Henry Schein, Inc.	6,000	717,900
		1,190,800
Healthcare - Services - 5.58%
Quest Diagnostics, Inc.	8,000	479,120
Universal Health Services, Inc.	6,500	582,205
		1,061,325
Household Products & Wares - 6.61%
Newell Rubbermaid, Inc.	20,000	585,600
Tupperware Brands Corp.	8,000	669,760
		1,255,360
Internet - 1.74%
IAC/InterActiveCorp.	5,000	331,050

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

	Shares	Value

Common Stock - 94.93% (continued)

Machinery - Diversified - 4.04%
* Chart Industries, Inc.	5,000	$359,450
Nordson Corp.	5,000	407,700
		767,150

Mining - 2.16%
Silver Wheaton Corp.	20,000	410,800

Miscellaneous Manufacturing - 2.39%
Hillenbrand, Inc.	15,000	454,350

Oil & Gas - 3.60%
Energen Corp.	8,000	683,040

Oil & Gas Services - 2.69%
* Cameron International Corp.	8,000	511,600

Pharmaceuticals - 4.80%
* Salix Pharmaceuticals Ltd.	8,000	912,640

Private Equity - 1.83%
Apollo Global Management LLC	14,000	347,620

Real Estate - 2.35%
W.P. Carey, Inc.	7,000	445,480

Retail - 4.20%
* Rite Aid Corp.	30,000	250,800
Ross Stores, Inc.	8,000	547,600
		798,400
Semiconductors - 2.51%
Microchip Technology, Inc.	10,000	476,000

Total Common Stock (Cost $11,866,599)		18,039,990

Exchange-Traded Funds - 1.46%
* SPDR Gold Shares	2,300	276,989

Total Exchange-Traded Funds (Cost $187,561)		276,989

Investment Companies - 3.70%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	703,067	703,067

Total Investment Companies (Cost $703,067)		703,067

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

Value

Total Investments (Cost $12,757,227) - 100.09%	$19,020,046
Liabilities In Excess of Other Assets, net - (0.09)%	(16,185)

Net Assets - 100.00%	$19,003,861

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2014 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)

See Notes to Financial Statements

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	5.01%	$952,020
Banks	4.93%	937,450
Beverages	7.46%	1,418,300
Chemicals	2.62%	497,850
Commercial Services	6.80%	1,292,150
Computers	4.39%	834,950
Electrical Components & Equipment	3.05%	580,000
Exchange Traded Funds	1.46%	276,989
Food	1.90%	361,550
Hand & Machine Tools	8.00%	1,520,105
Healthcare - Products	6.27%	1,190,800
Healthcare - Services	5.58%	1,061,325
Household Products & Wares	6.61%	1,255,360
Internet	1.74%	331,050
Investment Companies	3.70%	703,067
Machinery - Diversified	4.04%	767,150
Mining	2.16%	410,800
Miscellaneous Manufacturing	2.39%	454,350
Oil & Gas	3.60%	683,040
Oil & Gas Services	2.69%	511,600
Pharmaceuticals	4.80%	912,640
Private Equity	1.83%	347,620
Real Estate	2.35%	445,480
Retail	4.20%	798,400
Semiconductors	2.51%	476,000
	100.09%	$19,020,046

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

	Shares	Value

Closed-End Funds - 0.81%
Central Fund of Canada, Ltd.	10,000	$132,800

Total Closed-End Funds (Cost $210,500)		132,800

Common Stock - 96.47%

Apparel - 4.69%
* Deckers Outdoor Corp.	10,000	772,900

Banks - 7.45%
Bryn Mawr Bank Corp.	15,000	426,150
Heartland Financial USA, Inc.	15,900	385,257
* Preferred Bank/Los Angeles, CA	18,500	416,805
		1,228,212
Chemicals - 3.25%
Stepan Co.	10,000	535,200

Commercial Services - 10.36%
Deluxe Corp.	15,000	841,350
* H&E Equipment Services, Inc.	13,000	450,450
Heartland Payment Systems, Inc.	10,000	414,500
		1,706,300
Computers - 1.78%
* Mercury Systems Inc	25,000	293,000

Cosmetics & Personal Care - 1.81%
Inter Parfums, Inc.	10,000	298,700

Electric - 6.41%
Black Hills Corp.	10,000	576,700
NorthWestern Corp.	10,000	480,000
		1,056,700

Engineering & Construction - 4.94%
Chicago Bridge & Iron Co. NV	10,000	814,000

Environmental Control - 2.32%
Covanta Holding Corp.	20,000	381,800

Food - 4.37%
B&G Foods, Inc.	15,000	513,900
* Senomyx, Inc.	30,000	205,800
		719,700
Forest Products & Paper - 4.23%
* KapStone Paper and Packaging Corp.	24,000	697,200

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

	Shares	Value

Common Stock - 96.47% (continued)

Gas - 2.19%
Questar Corp.	15,000	$361,050

Healthcare - Products - 2.13%
* PhotoMedex, Inc.	28,000	350,840

Healthcare - Services - 2.13%
HealthSouth Corp.	10,000	351,200

Home Furnishings - 1.51%
Daktronics, Inc.	20,000	248,200

Household Products & Wares - 4.12%
* Jarden Corp.	12,000	678,960

Iron & Steel - 3.03%
Carpenter Technology Corp.	8,000	499,920

Machinery - Construction & Mining - 5.10%
Hyster-Yale Materials Handling, Inc.	10,000	840,800

Oil & Gas - 5.37%
* Birchcliff Energy Ltd.	40,000	496,000
Precision Drilling Corp.	30,000	388,800
		884,800
Pipelines - 0.92%
* Eagle Rock Energy Partners LP	34,000	151,640

REITs - 5.20%
Ashford Hospitality	40,000	428,000
Rayonier, Inc.	9,000	428,400
		856,400
Retail - 2.72%
Buckle, Inc.	10,000	448,500

Semiconductors - 6.09%
* Silicon Image, Inc.	60,000	313,800
* SunEdison, Inc.	35,000	689,150
		1,002,950
Software - 2.00%
* Tangoe, Inc.	22,000	329,120

Trucking & Leasing - 2.35%
Textainer Group Holdings Ltd.	10,000	387,400

Total Common Stock (Cost $10,392,958)		15,895,492

Investment Companies - 2.77%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	456,817	456,817

Total Investment Companies (Cost $456,817)		456,817

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

Value

Total Investments (Cost $11,060,275) - 100.05%	$16,485,109
Liabilities in Excess of Other Assets, net - (0.05)%	(8,517)
Net Assets - 100.00%	$16,476,592

*	Non-income producing investment.
**	Rate shown represents the rate at May 31, 2014 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)

See Notes to Financial Statements

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2014 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	4.69%	$772,900
Banks	7.45%	1,228,212
Chemicals	3.25%	535,200
Closed-End Funds	0.81%	132,800
Commercial Services	10.36%	1,706,300
Computers	1.78%	293,000
Cosmetics & Personal Care	1.81%	298,700
Electric	6.41%	1,056,700
Engineering & Construction	4.94%	814,000
Environmental Control	2.32%	381,800
Food	4.37%	719,700
Forest Products & Paper	4.23%	697,200
Gas	2.19%	361,050
Healthcare - Products	2.13%	350,840
Healthcare - Services	2.13%	351,200
Home Furnishing	1.51%	248,200
Household Products & Wares	4.12%	678,960
Investment Companies	2.77%	456,817
Iron & Steel	3.03%	499,920
Machinery - Construction & Mining	5.10%	840,800
Oil & Gas	5.37%	884,800
Pipelines	0.92%	151,640
REITs	5.20%	856,400
Retail	2.72%	448,500
Semiconductors	6.09%	1,002,950
Software	2.00%	329,120
Trucking & Leasing	2.35%	387,400
Total	100.05%	$16,485,109

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2014 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Assets:
Investments, at cost	$12,757,227	$11,060,275
Investments, at value (note 1)	19,020,046	16,485,109
Receivables:
Dividends and interest	17,695	21,437
Prepaid expenses	6,837	5,323
Total assets	19,044,578	16,511,869

Liabilities:
Payables:
Due to advisor (note 2)	13,725	10,963
Due to administrator (note 2)	4,755	4,361
Distribution and Service (12b-1) fees - Investor Shares (note 3)	2,443	-
Other liabilities and accrued expenses	19,794	19,953
Total liabilities	40,717	35,277

Total Net Assets	$19,003,861	$16,476,592

Net Assets consist of:
Capital (par value and paid in surplus)	$12,083,322	$10,465,475
Accumulated net investment loss	(38,200)	(139,907)
Accumulated net realized gain on investment transactions	695,920	726,190
Net unrealized appreciation on investments	6,262,819	5,424,834
Total Net Assets	$19,003,861	$16,476,592

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	790,226	681,766
Net Assets - Institutional Shares	$18,382,118	$16,152,761
Net Asset Value, Maximum Offering and Redemption Price Per Share	$23.26	$23.69

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	31,450	14,430
Net Assets - Investor Shares	$621,743	$323,831
Net Asset Value and Redemption Price Per Share	$19.77	$22.44
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$20.38
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$23.13

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF OPERATIONS

For the six month period ended May 31, 2014 (Unaudited)	Mid-Cap Fund	Small-Cap Fund

Investment income:
Dividends	$134,300	$131,100
Foreign withholding tax	(615)	(674)
Interest	36	47
Total investment income	133,721	130,473

Expenses:
Advisory fees (note 2)	92,409	83,232
Distribution and service (12b-1) fees - Investor Shares (note 3)	2,193	1,226
Administration fees (note 2)	28,308	26,473
Legal fees	6,782	6,782
Audit and tax preparation fees	7,730	7,730
Trustees' fees and meeting expenses	6,732	6,732
Other operating expenses	4,610	4,610
Custody fees	2,992	4,186
Securities pricing fees	1,795	1,795
Registration and filing fees	361	336
Total Expenses	153,912	143,102
Less:
Advisory fees waived (note 2)	(13,105)	(17,029)
Distribution and service (12b-1) fees waived (note 3)	-	(678)
Net Expenses	140,807	125,395

Net Investment Income (Loss)	(7,086)	5,078

Realized and unrealized gain (loss) on investments:
Net realized gain on investment transactions	733,179	726,190
Net change in unrealized appreciation on investments	61,684	(677,236)
Net Realized and Unrealized Gain on Investments	794,863	48,954

Net Increase in Net Assets Resulting from Operations	$787,777	$54,032

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund
	For the
	Six Month
For the fiscal year or period ended	Period Ended May 31, 2014	November 30, 2013
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(7,086)	$(1,446)
Net realized gain on investment transactions	733,179	981,612
Net change in unrealized appreciation on investments	61,684	3,245,950
Net Increase in Net Assets Resulting from Operations	787,777	4,226,116

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	(35,898)	(822,608)
Investor Shares	(1,361)	(30,801)
Decrease in Net Assets Resulting from Distributions	(37,259)	(853,409)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	-
Reinvested dividends and distributions	32,875	750,249
Shares repurchased	(8,385)	(456,604)
Investor Shares
Shares sold	28,617	73,769
Reinvested dividends and distributions	1,361	30,801
Shares repurchased	(12)	(55,082)
Increase in Net Assets from Capital Share Transactions	54,456	343,133

Net Increase in Net Assets	804,974	3,715,840

Net Assets:
Beginning of year or period	18,198,887	14,483,047
End of year or period	$19,003,861	$18,198,887

Accumulated Net Investment Loss	$(38,200)	$(31,114)

See Notes to Financial Statements

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund
	For the
	Six Month
For the fiscal year or period ended	Period Ended May 31, 2014	November 30, 2013
	(Unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$5,078	$32,036
Net realized gain on investment transactions	726,190	556,380
Net change in unrealized appreciation (depreciation) on investments	(677,236)	3,934,735
Net Increase in Net Assets Resulting from Operations	54,032	4,523,151

Distributions to shareholders from:
Net investment income
Institutional Shares	-	(32,036)
Investor Shares	-	-
In excess of net investment income
Institutional Shares	-	(24,308)
Investor Shares	-	(439)
Net realized capital gains
Institutional Shares	-	(545,308)
Investor Shares	-	(11,072)
Decrease in Net Assets Resulting from Distributions	-	(613,163)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	-	25,000
Reinvested dividends and distributions	-	525,015
Shares repurchased	-	-
Investor Shares
Shares sold	11,738	90,214
Reinvested dividends and distributions	-	11,510
Shares repurchased	-	-
Increase in Net Assets from Capital Share Transactions	11,738	651,739

Net Increase in Net Assets	65,770	4,561,727

Net Assets:
Beginning of year or period	16,410,822	11,849,095
End of year or period	$16,476,592	$16,410,822

Accumulated Net Investment Loss	$(139,907)	$(144,985)

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Mid-Cap Fund

	Institutional Shares
	For the
	Six Month
	Period Ended May 31,		November 30,
	2014		2013		2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$22.34		$18.07		$16.56	$16.48	$14.58	$11.37

Investment Operations:

Net investment income (loss)	(0.01)		-	(a)	(0.06)	(0.04)	(0.04)	0.04
Net realized and unrealized gain on
investments	0.98		5.36		1.57	0.43	1.94	3.21
Total from investment operations	0.97		5.36		1.51	0.39	1.90	3.25

Less Distributions:
From net investment income	-		-		-	-	-	(0.04)
From net realized capital gains	(0.05)		(1.09)		-	(0.31)	-	-
Total distributions	(0.05)		(1.09)		-	(0.31)	-	(0.04)

Net Asset Value, End of Year or Period	$23.26		$22.34		$18.07	$16.56	$16.48	$14.58

Total Return (b)	4.33%		29.66%		9.12%	2.38%	13.03%	28.56%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$18,382		$17,629		$14,048	$12,964	$12,950	$11,627
Ratio of Gross Expenses to Average Net Assets (c)	1.64%	(d)	1.75%		1.80%	1.79%	1.84%	1.95%
Ratio of Net Expenses to Average Net Assets (c)	1.50%	(d)	1.50%		1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.05%)	(d)	0.01%		(0.33)%	(0.25)%	(0.24%)	0.32%
Portfolio Turnover Rate	14.92%	(e)	24.43%		33.43%	39.62%	27.56%	18.26%

(a)	Net investment income resulted in less than $0.01 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Mid-Cap Fund

	Investor shares
	For the
	Six Month
	Period Ended May 31,		November 30
	2014		2013	2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$19.06		$15.66	$14.46	$14.54	$12.96	$10.16

Investment Operations:

Net investment loss	(0.04)		(0.11)	(0.16)	(0.15)	(0.15)	(0.05)
Net realized and unrealized gain on
investments	0.80		4.60	1.36	0.38	1.73	2.85
Total from investment operations	0.76		4.49	1.20	0.23	1.58	2.80

Less Distributions:
From net realized capital gains	(0.05)		(1.09)	-	(0.31)	-	-
Total distributions	(0.05)		(1.09)	-	(0.31)	-	-

Net Asset Value, End of Year or Period	$19.77		$19.06	$15.66	$14.46	$14.54	$12.96

Total Return (a)	3.97%		28.66%	8.30%	1.60%	12.19%	27.56%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$622		$570	$435	$377	$372	$382
Ratio of Gross Expenses to Average Net Assets (b)	2.39%	(d)	2.50%	2.55%	2.54%	2.59%	2.70%
Ratio of Net Expenses to Average Net Assets (b)	2.25%	(d)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of Net Investment Loss to
Average Net Assets	(0.80%)	(d)	(0.74%)	(1.08%)	(1.00%)	(0.99%)	(0.44%)
Portfolio Turnover Rate	14.92%	(e)	24.43%	33.43%	39.62%	27.56%	18.26%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(b)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Small-Cap Fund

	Institutional Shares

	For the
	Six Month
	Period Ended May 31,		November 30,
	2014		2013		2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$23.61		$17.76		$17.58	$16.93	$13.33	$11.40

Investment Operations:

Net investment income (loss)	0.01		0.05	(a)	0.26	0.14	(0.05)	-	(b)
Net realized and unrealized gain on
investments	0.07		6.72		1.09	2.14	3.87	1.95
Total from investment operations	0.08		6.77		1.35	2.28	3.82	1.95

Less Distributions:
From net investment income	-		(0.05)		(0.26)	(0.13)	-	-	(b)
In excess of net investment income	-		(0.04)		(0.05)	(0.07)	(0.01)	(0.02)
From net realized capital gains	-		(0.83)		(0.86)	(1.43)	(0.21)	-
Total distributions	-		(0.92)		(1.17)	(1.63)	(0.22)	(0.02)

Net Asset Value, End of Year or Period	$23.69		$23.61		$17.76	$17.58	$16.93	$13.33

Total Return (c)	0.34%		38.08%		7.65%	13.51%	28.65%	17.10%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$16,153		$16,099		$11,694	$10,896	$9,929	$7,716
Ratio of Gross Expenses to Average Net Assets (d)	1.70%	(d)	1.85%		1.93%	1.94%	2.06%	2.24%
Ratio of Net Expenses to Average Net Assets (d)	1.50%	(d)	1.50%		1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.06%	(d)	0.23%		1.35%	0.69%	(0.28)%	0.03%
Portfolio Turnover Rate	17.75%	(e)	28.46%		29.36%	41.52%	19.34%	33.07%

(a)	Net investment income per share is based on average shares outstanding for the year ended November 30, 2013.
(b)	Net investment income and distributions from net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year or period ended

	Small-Cap Fund

	Investor shares

	For the
	Six Month
	Period Ended		November 30,
	May 31, 2014		2013		2012	2011	2010	2009
	(Unaudited)
Net Asset Value, Beginning of Year or Period	$22.40		$16.90		$16.78	$16.23	$12.83	$10.99

Investment Operations:

Net investment income (loss)	(0.02)		(0.02)	(a)	0.21	0.08	(0.12)	(0.02)
Net realized and unrealized gain on
investments	0.06		6.38		1.02	2.04	3.73	1.86
Total from investment operations	0.04		6.36		1.23	2.12	3.61	1.84

Less Distributions:
From net investment income	-		-		(0.19)	(0.09)	-	-
In excess of net investment income	-		(0.03)		(0.06)	(0.05)	-	-
From net realized capital gains	-		(0.83)		(0.86)	(1.43)	(0.21)	-
Total distributions	-		(0.86)		(1.11)	(1.57)	(0.21)	-

Net Asset Value, End of Year or Period	$22.44		$22.40		$16.90	$16.78	$16.23	$12.83

Total Return (b)	0.18%		37.63%		7.31%	13.10%	28.16%	16.74%

Ratios/Supplemental Data
Net Assets, End of Year or Period (in 000's)	$324		$312		$156	$145	$128	$99
Ratio of Gross Expenses to Average Net Assets (c)	2.45%	(d)	2.60%		2.68%	2.69%	2.81%	2.99%
Ratio of Net Expenses to Average Net Assets (c)	1.84%	(d)	1.83%		1.83%	1.83%	1.83%	1.83%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.28)%	(d)	(0.10)%		1.02%	0.35%	(0.61)%	(0.31)%
Portfolio Turnover Rate	17.75%	(e)	28.46%		29.36%	41.52%	19.34%	33.07%

(a)	Net investment loss per share is based on average shares outstanding for the year ended November 30, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund” and “Small-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation through investment in equity securities of medium-capitalization companies, consisting of common and preferred stocks and securities convertible into common stocks.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation with a secondary consideration of current income through investment in equity securities of small capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks.

Each Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -  quoted prices in active markets for identical securities
Level 2 -  other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -  significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of May 31, 2014:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$18,039,990	$-	$18,039,990
Exchange-Traded Funds	276,989	-	276,989
Investment Companies	-	703,067	703,067
Totals	$18,316,979	$703,067	$19,020,046

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-End Funds	$132,800	$-	$132,800
Common Stocks (b)	15,895,492	-	15,895,492
Investment Companies	-	456,817	456,817
Totals	$16,028,292	$456,817	$16,485,109

(a)
As of and during the six month period ended May 31, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the six month period ended May 31, 2014.  It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the six month period ended May 31, 2014, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of May 31, 2014, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2010, November 30, 2011, November 30, 2012 and November 30, 2013) and during the six month period ended May 31, 2014 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

2.	Avisory Fees and Other Transactions with Affiliates

Advisor
The Funds pay a monthly advisory fee to Capital Management Associates, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 2 provided below. The Advisor has entered into contractual agreements (“Expense Limitation Agreement”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Funds for the current year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds’ assets exceed $10 million and the Funds have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. A breakout of the recoupable fees for the previous three years are listed below in Table 1. The Advisor may recapture the amount no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived and expenses reimbursed for the current year, are included in Table 2.

Table 1
Fund	2017	2016	2015	2014
Mid-Cap Fund	$ 13,105	$ 41,771	$ 41,267	$ 40,330
Small-Cap Fund	$ 17,029	$ 49,202	$ 49,555	$ 49,540

Table 2
Advisory Fees		Expense Limitation Ratio
Average Net Assets	Rate		Mid-Cap Fund	Small-Cap Fund
First $100 million	1.00%	Institutional	1.50%	1.50%
Next $150 million	0.90%	Investor	2.25%	2.25%
Next $250 million	0.85%
Over $500 million	0.80%

Advisory Fees Waived		Expenses Reimbursed
Mid-Cap Fund	Small-Cap Fund	Mid-Cap Fund	Small-Cap Fund
$ 13,105	$ 17,029	$ -	$ -

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

2.	Advisory Fees and Other Transactions with Affiliates (Continued)

Administrator
Matrix 360 Administration, LLC (“Matrix” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, each Fund pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six month period ended May 31, 2014, Matrix earned $28,308 and $26,473 for the Mid-Cap Fund and Small-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended May 31, 2014, $883 and $362 of sales charges were paid for the Mid-Cap Fund and Small-Cap Fund, respectively. During the six month period ended May 31, 2014, there were commissions on investment transactions paid to the Distributor of $10,950 and $13,745 for the Mid-Cap Fund and Small-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Funds incurred $2,193 and $1,226, for the Mid-Cap Fund and Small-Cap Fund, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the six month period ended May 31, 2014. The Distributor has voluntarily waived $678 of these fees for the Small-Cap Fund for the six month period ended May 31, 2014.

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

4.	Purchases and Sales of Investment Securities

For the six month period ended May 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$2,639,019	$3,121,974
Small-Cap Fund	2,932,013	2,820,165

There were no purchases or sales of long-term U.S. Government Obligations during the six month period ended May 31, 2014.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of
November 30, 2013, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of May 31, 2014, (3) post-October and post-December loss deferrals as of November 30, 2013 and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed		Long-Term	Deferred
	Long-Term Gains	Ordinary Income	Capital Loss Carryforwards (Non-expiring)	Post-October Losses	Post-December Losses	Net Tax Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$-	$-	$-	$-	$(31,114)	$6,201,135	$6,170,021
Small-Cap Fund	-	-	-	-	-	5,957,085	5,957,085

The undistributed ordinary income, capital gains, post-October losses, post-December and carryforward losses shown above differ from corresponding accumulated net investment loss and accumulated net realized loss figures reported in the Statements of Assets and Liabilities reported as of November 30, 2013 due to differing book/tax treatment of temporary book/tax differences due to the flow through income and deferred passive losses from limited partnerships.

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of May 31, 2014 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,757,227	$6,435,889	$(173,070)	$6,262,819
Small-Cap Fund	11,205,261	6,009,962	(730,114)	5,279,848

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

5.	Federal Income Tax (Continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Mid-Cap Fund	$-	$-	$31,114	$48,352
Small-Cap Fund	-	-	-	-

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post-October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2013, the Mid-Cap Fund reclassified $18,684 of net investment loss to Capital on the Statement of Assets and Liabilities.

Table 4	For the Six Month Ended May 31, 2014 Distributions from (1)		For Fiscal Year Ended November 30, 2013 Distributions from (1)
	Long-Term Capital Gain	Ordinary ncome	Long-Term Capital Gain	Ordinary Income
Mid-Cap Fund	$37,259	$-	$853,409	$-
Small-Cap Fund	-	-	420,787	192,376

(1)	The tax character of the distributions will be determined at the end of each Fund’s fiscal year end.

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2014 (Unaudited)	For the Fiscal Year Ended November 30, 2013	For the Six Month Period Ended May 31, 2014 (Unaudited)	For the Fiscal Year Ended November 30, 2013
Transactions in Capital Shares
Shares sold	—	—	1,472	3,981
Reinvested distributions	1,461	33,583	71	1,616
Shares repurchased	(369)	(21,828)	(1)	(3,462)
Net (Decrease) Increase in Capital Shares	1,092	11,755	1,542	2,135
Shares Outstanding, Beginning of Period	789,134	777,379	29,908	27,773
Shares Outstanding, End of Period	790,226	789,134	31,450	29,908

Capital Management Funds

Notes to Financial Statements (Unaudited)	May 31, 2014

6.	Capital Share Transactions (continued)

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Six Month Period Ended May 31, 2014 (Unaudited)	For the Fiscal Year Ended November 30, 2013	For the Six Month Period Ended May 31, 2014 (Unaudited)	For the Fiscal Year Ended November 30, 2013
Transactions in Capital Shares
Shares sold	—	1,163	525	4,187
Reinvested distributions	—	22,237	—	514
Shares repurchased	—	—	—	—
Net Increase in Capital Shares	—	23,400	525	4,701
Shares Outstanding, Beginning of Period	681,766	658,366	13,905	9,204
Shares Outstanding, End of Period	681,766	681,766	14,430	13,905

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	New Accounting Pronouncements

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Funds’ financial statements.

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The business and affairs of each Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and each Fund is set forth in the following tables. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 140 Broadway, 44th Floor, New York, NY 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 per Fund each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation From each Fund**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$3,300	None	None	$6,600
Paul J. Camilleri	$3,500	None	None	$7,000
Anthony J. Walton	$3,300	None	None	$6,600
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the two Funds of the Trust.

**	Figures are for the six month period ended May 31, 2014.

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.  Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Matrix360 Administration, LLC	Capital Management Associates, Inc.
4520 Main Street	140 Broadway
Suite 1425	New York, NY 10005
Kansas City, MO 64111

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Ralph J. Scarpa	/s/ Ralph J. Scarpa
President, Principal Executive Officer and Principal Financial Officer
Date: July 28, 2014